Document and Entity Information	6 Months Ended
Jun. 30, 2025
Entity Registrant Name	Fiverr International Ltd.
Entity Central Index Key	0001762301
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Amendment Flag	false
Document Type	6-K
Document Period End Date	Jun. 30, 2025
Entity File Number	001-38929
Entity Address, Address Line One	8 Eliezer Kaplan Street
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL